Share-Based Compensation (Details Textual) (USD $)	1 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		41 Months Ended
	Mar. 21, 2012	Nov. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Nov. 15, 2010	Feb. 25, 2010
Share Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						60,000			220,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	5,000	200,000			35,000
Allocated Share-based Compensation Expense			$ 85,653	$ 107,683				$ 510,383
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0		55,000	5,000	0
Unvested Shares Amount			74,767					74,767
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price					$ 9.65
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Share Value			$ 74,767
IPO [Member]
Share Based Compensation [Line Items]
Description Of IPO Price			IPO price of $10.00 by $0.35.
Director [Member]
Share Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted				40,000
Consultant [Member]
Share Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				9,500
Stock Compensation Plan [Member] | Consultant [Member]
Share Based Compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				10,500